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                              ING SERIES FUND, INC.

                     ING Global Science and Technology Fund

                        Supplement dated February 4, 2005
          to the Classes A, B and C Prospectus, Class I Prospectus and
                           to the Class O  Prospectus
                            dated September 30, 2004

Effective immediately, the section entitled "Management of the Fund - Adviser and Sub-Adviser - BlackRock Advisors, Inc." - for the Classes A, B and C Prospectus and the Class I Prospectus, found on pages 15 and 12 respectively, is hereby revised as follows:

(1)   The third paragraph is deleted and replaced with the following:

      The Fund is managed by Thomas P. Callan and Erin Xie.


(2) The first two sentences of the fourth paragraph are deleted and replaced with the following:

      Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is a member of BlackRock's global small equity team.


(3) The fifth paragraph is deleted in its entirety and replaced with the following:

      Erin Xie, Director and Portfolio Manager, is a member of BlackRock's global small cap equity team, and is responsible for coverage of stocks in the healthcare sector. Before becoming part of BlackRock in 2005, Ms. Xie was with State Street Research & Management since 2001. She began her investment career as a pharmaceutical analyst for Sanford Bernstein in 1999.

Effective immediately, the section entitled "Management of the Fund - Sub-Advisers - Global Science and Technology - BlackRock Advisors,Inc." - for the Class O Prospectus found on page 26 is hereby revised as follows:

(1)   The second paragraph is deleted and replaced with the following:

      The Fund is managed by Thomas P. Callan and Erin Xie.

(2) The first two sentences of the third paragraph are deleted and replaced with the following:

      Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is a member of BlackRock's global small equity team.

(3) The fourth paragraph is deleted in its entirety and replaced with the following:

      Erin Xie, Director and Portfolio Manager, is a member of BlackRock's global small cap equity team, and is responsible for coverage of stocks in the healthcare sector. Before becoming part of BlackRock in 2005, Ms. Xie was with State Street & Management since 2001. She began her investment career as a pharmaceutical analyst for Sanford Bernstein in 1999.


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